Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Information [Abstract]
Schedule of Cash and Cash Equivalents

Cash and cash equivalents were comprised of the following:

As at December 31,	2024	2023	2022
Cash	$538,792	$1,423,902	$1,669,257
Short-term investments(1)	13,272	245,187	8,535
Cash and cash equivalents	$552,064	$1,669,089	$1,677,792

(1)      Consisted of short-term investments with an original maturity of three months or less or which are available on demand with no penalty for early redemption.

Schedule of Income Taxes Paid, Net of Income Taxes Received

Income taxes paid, net of income taxes received was comprised of the following:

For the years ended December 31,	2024	2023	2022
Income taxes paid	$(68,612)	$(67,342)	$(98,787)
Income taxes received	8,102	501	644
	$(60,510)	$(66,841)	$(98,143)

Schedule of Interest Paid, Net of interest Received

Interest paid, net of interest received was comprised of the following:

For the years ended December 31,	2024	2023	2022
Interest paid	$(231,316)	$(271,925)	$(184,776)
Interest received	69,721	62,664	21,663
	$(161,595)	$(209,261)	$(163,113)

Schedule of Reconciliation of Liabilities arising from Financing Activities

The reconciliation of the liabilities arising from financing activities were as follows:

	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2024	$3,197,019	$18,271	$33,339
Cash outflows	(155,903)	(4,572)	(2,422)
Amortization of deferred financing costs, prepayment options and loss on repayment	1,105	—	—
Gain on repurchase of debt	(202,493)	—	—
Non-cash additions	—	—	2,103
Interest paid	—	—	(1,518)
Interest accrued	—	—	1,518
Non-cash disposals	—	—	(324)
Impact of foreign exchange	256,887	1,361	679
Balance as at December 31, 2024	$3,096,615	$15,060	$33,375
	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2023	$3,850,081	$25,124	$34,106
Cash outflows	(344,014)	(6,385)	(2,171)
Amortization of deferred financing costs, prepayment options and loss on repayment	1,028	—	—
Gain on repurchase of debt	(230,080)	—	—
Non-cash additions	—	—	1,473
Interest paid	—	—	(1,523)
Interest accrued	—	—	1,523
Impact of foreign exchange	(79,996)	(468)	(69)
Balance as at December 31, 2023	$3,197,019	$18,271	$33,339
	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2022	$3,792,597	$30,344	$35,678
Cash outflows	(97,234)	(6,667)	(2,498)
Amortization of deferred financing costs, prepayment options and loss on repayment	842	—	—
Gain on repurchase of debt	(106,916)	—	—
Non-cash additions	—	—	376
	Indebtedness	Satellite performance incentive payments	Lease liabilities
Interest paid	—	—	(1,611)
Interest accrued	—	—	1,611
Non-cash disposals	—	—	(558)
Impact of foreign exchange	260,792	1,447	1,108
Balance as at December 31, 2022	$3,850,081	$25,124	$34,106

Schedule of Net Change in Operating Assets and Liabilities

The net change in operating assets and liabilities was comprised of the following:

For the years ended December 31,	2024	2023	2022
Trade and other receivables	$(13,800)	$(24,431)	$2,298
Financial assets	(2,634)	3,437	4,946
Other assets	(38,952)	(7,322)	(6,395)
Trade and other payables	18,278	(4,085)	(7,068)
Financial liabilities	(454)	(639)	(2,028)
Other liabilities	(7,558)	(6,172)	1,503
	$(45,120)	$(39,212)	$(6,744)

Schedule of Non-Cash Investing Activities	Non-cash investing activities were comprised of:
For the years ended December 31,	2024	2023	2022
Satellite, property and other equipment	$109,960	$8,847	$4,140
Intangible assets	$—	$3,204	$—